CENTURY CAPITAL MANAGEMENT TRUST
Century Shares Trust
Century Small Cap Select Fund
Century Growth Opportunities Fund

Supplement Dated October 1, 2015 to the
Currently Effective Prospectus dated February 27, 2015

The following supplements the prospectus of Century Shares Trust, and supersedes any contrary information within the prospectus.

Investment Objective

Century Shares Trust (CST) seeks long-term capital growth.

On October 1, 2015, during a Special Meeting of Shareholders, the shareholders of Century Shares Trust approved the proposal to replace Century Shares Trust’s fundamental investment objective with the new non-fundamental investment objective shown above.  As a non-fundamental policy, the Fund’s investment objective may be changed by the Board of Trustees of the Fund without shareholder approval and without notice.

The following supplements the prospectus of Century Small Cap Select Fund, and supersedes any contrary information within the prospectus.

On October 1, 2015, during a Special Meeting of Shareholders, the shareholders of Century Small Cap Select Fund approved the proposal to replace the Fund’s fundamental policy of concentrating its investments in the financial services and health care group of industries with a new fundamental policy of not concentrating its investments in any particular industry within the meaning of the 1940 Act.  Therefore the following sentence within the section of the prospectus titled “Principal Investment Strategies” no longer applies.

“The Fund concentrates its investments in the financial services and health care group of industries, which means that at least 25% of the Fund’s assets (in the aggregate) are invested in financial services and health care companies.”

The following sentence is added to the section within the prospectus titled “Principal Investment Strategies.”

“The Fund may invest in companies across all sectors of the economy, but may favor companies in particular sectors or industries at different times.”

Additionally, “Concentration Risk” in the section of the prospectus titled “Principal Risks” is replaced by the following:

Industry/Sector Risk, which is the risk that companies within the same industry or sector may decline in value due to issues that affect the entire industry or sector. To the extent that the Fund focuses its investments in a particular industry or sector, there is a risk that economic conditions or other developments that affect companies in that industry or sector will have a significant impact on the Fund’s performance.

The following supplements the prospectus of Century Growth Opportunities Fund, and supersedes any contrary information within the prospectus.

Effective October 1, 2015, the Annual Fund Operating Expenses Table and the Expense Example Table for the Fund are revised and restated as follows:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.10%
Fee Reduction and Expense Reimbursement(1)	(0.11%)
Total Annual Fund Operating Expenses after Fee Reduction and Expense Reimbursement	0.99%

(1)
The Adviser has entered into a contractual agreement with the Fund to limit the operating expenses of the Institutional Shares to 0.99%. This agreement will remain in effect through February 28, 2017 and may not be terminated prior to that date without the approval of the Board of Trustees. The Adviser is permitted to recoup amounts of prior fee reductions or expense reimbursements within three years after the day on which the Adviser earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the lower of the limit described above or any limit then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
CGOF Institutional Shares	$101	$339	$595	$1,329

The following supplements the prospectus of Century Shares Trust, Century Small Cap Select Fund and Century Growth Opportunities Fund.

On October 1, 2015, during a Special Meeting of Shareholders, the shareholders of Century Shares Trust, Century Small Cap Select Fund and Century Growth Opportunities Fund, each a series of the Century Capital Management Trust, approved a new investment advisory agreement with Century Capital Management, LLC.  The new agreements are identical to the existing agreements except for their effective dates and the new agreements will continue until June 29, 2017.  Century has entered into an agreement to restructure its ownership as described in the prospectus supplement dated March 31, 2015.  The new investment advisory agreements will become effective upon consummation of the restructuring, which is currently anticipated to occur on or about December 31, 2015.

CENTURY CAPITAL MANAGEMENT TRUST
Century Shares Trust
Century Small Cap Select Fund
Century Growth Opportunities Fund

Supplement Dated October 1, 2015 to the
Currently Effective Statement of Additional Information dated February 27, 2015

The following supplements the Statement of Additional Information of Century Shares Trust, and supersedes any contrary information within the Statement of Additional Information.

On October 1, 2015, during a Special Meeting of Shareholders, the shareholders of Century Shares Trust approved the proposal to replace Century Shares Trust’s fundamental investment objective with the new non-fundamental investment objective.  As a non-fundamental policy, the Fund’s investment objective may be changed by the Board of Trustees of the Fund without shareholder approval and without notice.

The following supplements the Statement of Additional Information of Century Small Cap Select Fund, and supersedes any contrary information within the Statement of Additional Information.

On October 1, 2015, during a Special Meeting of Shareholders, the shareholders of Century Small Cap Select Fund approved the proposal to replace the Fund’s fundamental policy of concentrating its investments in the financial services and health care group of industries with a new fundamental policy.  As a result, as a matter of fundamental policy, the Fund may not purchase any security if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in a particular industry.

The following supplements the Statement of Additional Information of Century Growth Opportunities Fund, and supersedes any contrary information within the Statement of Additional Information.

Effective October 1, 2015, the Adviser has entered into a contractual agreement with the Fund to limit the operating expenses of the Institutional Shares to 0.99%. This agreement will remain in effect through February 28, 2017 and may not be terminated prior to that date without the approval of the Board of Trustees. The Adviser is permitted to recoup amounts of prior fee reductions or expense reimbursements within three years after the day on which the Adviser earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the lower of the limit described above or any limit then in effect.

The following supplements the Statement of Additional Information of Century Shares Trust, Century Small Cap Select Fund and Century Growth Opportunities Fund.

On October 1, 2015, during a Special Meeting of Shareholders, the shareholders of Century Shares Trust, Century Small Cap Select Fund and Century Growth Opportunities Fund, each a series of the Century Capital Management Trust, approved a new investment advisory agreement with Century Capital Management, LLC.  The new agreements are identical to the existing agreements except for their effective dates and the new agreements will continue until June 29, 2017.  Century has entered into an agreement to restructure its ownership as described in the prospectus supplement dated March 31, 2015.  The new investment advisory agreements will become effective upon consummation of the restructuring, which is currently anticipated to occur on or about December 31, 2015.